LONG TERM DEBT, NET	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG TERM DEBT, NET	LONG TERM DEBT, NET
The following table presents debt balances (in thousands):

	December 31,
	2022	2021
Term loan	$5,182	$10,070
Term loan discount	(384)	(532)
Total debt	4,798	9,538
Less Short-term debt	—	—
Long-term debt	$4,798	$9,538
Term Loan
On June 7, 2021, the Company entered into a Loan and Security Agreement, or the Loan Agreement, with Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P., or the Lenders, pursuant to which we borrowed $10.0 million in aggregate initial term loans, the (Initial Loans). The Initial Loans and the Company's obligations under the Loan Agreement are guaranteed by certain of our subsidiaries and are secured by substantially all of the assets of the Company and its subsidiary guarantors.
The Initial Loans mature on April 1, 2026. In December 2022 the Company made a discretionary $5.0 million principal payment. The remaining principal repayment will commence on May 1, 2024 in equal monthly installments of the outstanding Loan balance through the maturity date. The Initial Loans bear interest at a floating rate equal to the greater of 7.25% or the Prime Rate plus 4.0% (11.5% at December 31, 2022). See Note 21 for further details relating to additional discretionary principal payments.
The Company may elect to prepay the Initial Loans, in whole but not in part, at any time. If the Company elects to voluntarily prepay the Initial Loans before the scheduled maturity date, the Company is required to pay the Lenders, a prepayment premium, equal to 3.0% of the outstanding principal balance if the prepayment occurs on or before June 7, 2022, 2.0% of the outstanding principal balance if the prepayment occurs on or before June 7, 2023, or 1.0% for a prepayment made after June 7, 2023, but before the scheduled maturity date. A prepayment premium is also applicable to a mandatory prepayment of the Initial Loans upon an acceleration of the Initial Loans. Upon a voluntary or mandatory prepayment of the Initial Loans, the Company is also required to pay the Lenders’ expenses and all accrued but unpaid interest on the Initial Loans through the prepayment date.
A final payment fee equal to 4.75% of the Initial original principal amount of the Loans advanced will be due at the earlier of the maturity date, acceleration of the Initial Loans, or a voluntary or mandatory prepayment of the Initial Loans. The final payment fee is accreted to the Loan balance over the loan term using the effective interest method.
The Loan Agreement includes customary representations and covenants that, subject to exceptions and qualifications, restrict the Company's ability to do the following things: engage in mergers, acquisitions, and asset sales; transact with affiliates; undergo a change in control; engage in businesses that are not related to existing business; add or change business locations; incur additional indebtedness; incur additional liens; make loans and investments; declare dividends or redeem or repurchase equity interests; and make certain amendments or payments in respect of any subordinated debt. In addition, the Loan Agreement contains customary affirmative covenants, including covenants regarding the payment of taxes and other obligations, maintenance of insurance, maintenance of our bank accounts, protection of our intellectual property, reporting requirements, compliance with applicable laws and regulations, and formation or acquisition of new subsidiaries. Upon the occurrence and during the continuance of an event of default, the Lenders may declare all outstanding principal and accrued and unpaid interest under the Loan Agreement immediately due and payable and may exercise the other rights and remedies provided for under the Loan Agreement and related loan documents. The events of default under the Loan Agreement include, subject to grace periods in certain instances, payment defaults, breaches of covenants or representations and warranties, a material adverse change as defined in the Loan Agreement and with respect to certain governmental approvals, material judgments and attachments, cross defaults with certain other material indebtedness, bankruptcy and insolvency events with respect to the Company and its subsidiaries, and delisting of the Company's shares from NASDAQ.
For the year ended December 31, 2022, the Company obtained waivers of any covenant non-compliance or defaults from Silicon Valley Bank and SVB Innovation Credit Fund VIII, L.P. See Note 21 for further details related to the Company’s debt terms and compliance with Loan Agreement covenants.
Loan issuance costs of $0.6 million are included in long term debt and are amortized to interest expense over the loan term using the effective interest method.
PPP Loan
On May 14, 2020, the Company entered into two Promissory Notes with HSBC Bank, which provided for a loan in the aggregate amount of $0.3 million, or the PPP Loan, pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act, or the CARES Act. The PPP Loan had a two-year term and an interest at a rate of 1.0% per annum. Monthly principal and interest payments were deferred for six months after the date of disbursement. The PPP Loan could have been prepaid at any time prior to maturity with no prepayment penalties. The Promissory Note contained events of default and other provisions customary for a loan of this type. The Paycheck Protection Program provided that the PPP Loan may be partially or wholly forgiven if the funds are used for certain qualifying expenses, including certain payroll costs, group health care benefits and other permitted expenses as described in the CARES Act. During 2020, the Company used the entire PPP Loan amount for qualifying expenses.
The Company applied for forgiveness of the loan in accordance with the terms of the CARES Act. During March 2021 and November 2020, the Company received notice that $0.1 million and $0.2 million, respectively, of the loan was forgiven. Upon forgiveness of the PPP loan, the PPP loan balance was included in Other gain (loss), net.
MYOS Promissory Note
On November 17, 2020, the Company entered into a promissory note with MYOS Corp to borrow $3.0 million. The Company repaid $1.0 million of the borrowings in 2020. The remaining balance was repaid during 2021. The note did not accrue interest and could be repaid early without penalty.